Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands				1 Months Ended		12 Months Ended
	Feb. 05, 2018 USD ($) shares	Aug. 04, 2017 USD ($) shares	Mar. 17, 2017 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Class Of Stock [Line Items]
Ordinary shares issued		99,990,000
Ordinary shares issued for aggregate consideration | $	$ 3,000	$ 5,000	$ 4
Proceeds through IPO				¥ 837,541	$ 130,907,000
IPO
Class Of Stock [Line Items]
Ordinary shares issued				16,560,000	16,560,000
Ordinary shares issued par value per share | $ / shares					$ 0.00005
IPO related expense | ¥				¥ 38,711
IPO related expense paid | ¥				¥ 0		¥ 38,333
IPO | ADS
Class Of Stock [Line Items]
Ordinary shares issued				8,280,000	8,280,000
IPO related expense paid | ¥				¥ 0
Long bright Limited
Class Of Stock [Line Items]
Ordinary shares issued			8,524
Gao & Tianyi Limited
Class Of Stock [Line Items]
Ordinary shares issued			820
Pution Limited
Class Of Stock [Line Items]
Ordinary shares issued			492
Prospect Limited
Class Of Stock [Line Items]
Ordinary shares issued			164
Puxin Nova Limited
Class Of Stock [Line Items]
Ordinary shares issued	21,761,652
Stary International Limited
Class Of Stock [Line Items]
Ordinary shares issued	3,336,744
Long wit Limited
Class Of Stock [Line Items]
Ordinary shares issued	40,000
Long belief Limited
Class Of Stock [Line Items]
Ordinary shares issued	8,200,000
Number of ordinary shares issued but not outstanding						8,150,652
Long faith Limited
Class Of Stock [Line Items]
Ordinary shares issued	1,640,000
Long favor Limited
Class Of Stock [Line Items]
Ordinary shares issued	17,103,724
Number of ordinary shares issued but not outstanding						15,438,412
Long favor Limited and Long belief Limited
Class Of Stock [Line Items]
Number of ordinary shares owned by shareholders whose rights are unconditionally waived until transferred	25,303,724
CICC ALPHA | IPO
Class Of Stock [Line Items]
Debt conversion, converted instrument, ordinary shares issued				3,865,547	3,865,547
Debt instrument, convertible, conversion price | $ / shares					$ 5.95
Debt conversion, converted instrument, percentage of sale of stock price per share				70.00%	70.00%
Haitong | IPO
Class Of Stock [Line Items]
Debt conversion, converted instrument, ordinary shares issued				4,201,681	4,201,681
Debt instrument, convertible, conversion price | $ / shares					$ 5.95
Debt conversion, converted instrument, percentage of sale of stock price per share				70.00%	70.00%
Haitong | IPO | Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Debt conversion, converted instrument, ordinary shares issued				11,917,880	11,917,880